Summary of Significant Accounting Policies - Schedule Of Entities (Table) (Details)	12 Months Ended
Dec. 31, 2013
Libra Shipping Enterprises Corporation
Entity Information [Line Items]
Vessel Name	Navios Libra II
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Alegria Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Alegria
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Felicity Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Felicity
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Gemini Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Gemini S
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Galaxy Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Galaxy I
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Aurora Shipping Enterprises Ltd.
Entity Information [Line Items]
Vessel Name	Navios Hope
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Palermo Shipping S.A.
Entity Information [Line Items]
Vessel Name	Navios Apollon
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Fantastiks Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Fantastiks
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Sagittarius Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Sagittarius
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Hyperion Enterprises Inc.
Entity Information [Line Items]
Vessel Name	Navios Hyperion
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Chilali Corp.
Entity Information [Line Items]
Vessel Name	Navios Aurora II
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Surf Maritime Co.
Entity Information [Line Items]
Vessel Name	Navios Pollux
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Pandora Marine Inc.
Entity Information [Line Items]
Vessel Name	Navios Melodia
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Customized Development S.A.
Entity Information [Line Items]
Vessel Name	Navios Fulvia
Country of incorporation	Liberia
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Kohylia Shipmanagement S.A.
Entity Information [Line Items]
Vessel Name	Navios Luz
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	5/19 - 12/31
Orbiter Shipping Corp.
Entity Information [Line Items]
Vessel Name	Navios Orbiter
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	5/19 - 12/31
Floral Marine Ltd.
Entity Information [Line Items]
Vessel Name	Navios Buena Ventura
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	6/15 - 12/31
Golem Navigation Limited
Entity Information [Line Items]
Vessel Name	Navios Soleil
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	7/24 - 12/31
Kymata Shipping Co.
Entity Information [Line Items]
Vessel Name	Navios Helios
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	7/27 - 12/31
Joy Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Joy
Country of incorporation	Marshall_Is.
Statement of income
2013	9/11 - 12/31
Micaela Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Harmony
Country of incorporation	Marshall_Is.
Statement of income
2013	10/11 - 12/31
Pearl Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Sun
Country of incorporation	Marshall_Is.
Velvet Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios La Paix
Country of incorporation	Marshall_Is.
Rubina Shipping Corporation
Entity Information [Line Items]
Vessel Name	Hyundai Hongkong
Country of incorporation	Marshall_Is.
Statement of income
2013	12/4 - 12/31
Topaz Shipping Corporation
Entity Information [Line Items]
Vessel Name	Hyundai Singapore
Country of incorporation	Marshall_Is.
Statement of income
2013	12/4 - 12/31
Beryl Shipping Corporation
Entity Information [Line Items]
Vessel Name	Hyundai Tokyo
Country of incorporation	Marshall_Is.
Statement of income
2013	12/10 - 12/31
Cheryl Shipping Corporation
Entity Information [Line Items]
Vessel Name	Hyundai Shanghai
Country of incorporation	Marshall_Is.
Statement of income
2013	12/13 - 12/31
Christal Shipping Corporation
Entity Information [Line Items]
Vessel Name	Hyundai Busan
Country of incorporation	Marshall_Is.
Statement of income
2013	12/16 - 12/31
Prosperity Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Prosperity
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Aldebaran Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Aldebaran
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
JTC Shipping and Trading Ltd (Not a vessel-owning subsidiary and only holds right to a charter-in contract)
Entity Information [Line Items]
Vessel Name	Holding Company
Country of incorporation	Malta
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Navios Maritime Partners L.P.
Entity Information [Line Items]
Vessel Name	N/A
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Navios Maritime Operating LLC
Entity Information [Line Items]
Vessel Name	N/A
Country of incorporation	Marshall_Is.
Statement of income
2013	1/01 - 12/31
2012	1/01 - 12/31
2011	1/01 - 12/31
Navios Partners Finance (US) Inc.
Entity Information [Line Items]
Vessel Name	Co-Borrower
Country of incorporation	Delaware
Statement of income
2013	6/19 - 12/31
Navios Partners Europe Finance Inc.
Entity Information [Line Items]
Vessel Name	Sub-Holding Company
Country of incorporation	Marshall_Is.
Statement of income
2013	6/04 - 12/31